Series B,C And D Notes, Net Of Current Maturities (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule Of Series A Notes, Net Of Current Maturities

	December 31, 2022	December 31, 2021
Series B, C and D Notes	$483,185	$604,303
Less – Current maturities	(65,393)	(72,269)
Premium (discount) on Series B, C and D Notes, net	(2,255)	(3,710)
	$415,537	$528,324

Schedule of Maturities of Notes
The maturities of these loans for periods after December 31, 2022, are as follows:

2023 - current maturities	11,162
2024	3,692
2025	46,238
2026 and thereafter	214,611
$275,703
Future principle payments for Series B, C and D Notes, including the effect of cross-currency interest rate swap transactions, are as follows:

Future principal payments for Series B, C and D Notes:
2023 Current maturities	$69,917
2024	69,917
2025	69,917
2026	69,917
2027 and thereafter	235,890
$515,558